Condensed Consolidated Statements of Operations (Parenthetical) - shares	Feb. 10, 2021	Dec. 31, 2020
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization	24,437,500	24,437,500
Class B Ordinary Shares
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization	24,437,500	24,437,500